Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Supplemental cash flow information

	Three Months Ended	Six Months Ended
	June 30,	June 30,
	2019	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$80	$195
Right-of-use assets obtained in exchange for operating lease liabilities	-	563

Supplemental information
Six Months Ended
June 30,
2019
Weighted-average remaining lease term (in years):
Operating leases	1.3
Finance leases	0.7
Weighted average discount rate:
Operating leases	10.9%
Finance leases	8.7%

Future maturities of lease liabilities
	Operating Leases	Finance Leases
2019 (remaining)	$221	$1
2020	185	1
2021	176	-
2022	166	-
2023	4	-
Thereafter	-	-
Total undiscounted lease payments	$752	$2
Less: imputed interest	115	-
Present value of lease liabilities	$637	$2